Current and Non-current Financial liabilities, net (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current And Non-current Financial Liabilities Net
2021 Convertible debts	$ 2,063
Of which Amortization of debt discount and issuance costs related to 2021 Convertible Debts	1,772
Of which Interest expenses related to 2021 Convertible Debts	291
Secured Long Term Loan	1,342
Other financial liabilities	854	2,144
Total Interest expenses related to Financial liabilities	4,259	2,144
Other interest expenses not related to Financial liabilities	32	88
Total Interest expenses, net	$ 4,291	$ 2,232